Equity - Schedule of Treasury Shares (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Number of shares, Beginning Balance	444,245	332,980
Acquisition		301,008
Cancellation	(178,784)	(189,743)
Number of shares, End of Balance	265,461	444,245
Beginning Balance	R$ 15,565	R$ 10,550
Acquisition		12,853
Cancellation	(2,383)	(7,838)
Ending Balance	R$ 13,182	R$ 15,565